SCHEDULE OF COMMON STOCK PURCHASE WARRANTS AND WARRANT LIABILITY (Details) - $ / shares	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021		Oct. 31, 2020
Offsetting Assets [Line Items]
Exercise Price	$ 20.00	$ 24.00		$ 29.76
Grand Total Number of Shares Underlying Warrants	377,818	377,818		4,971
Exercise Price Range One [Member]
Offsetting Assets [Line Items]
Exercise Price	$ 20.00	$ 224.00	[1]
Grand Total Number of Shares Underlying Warrants	879	4,092
Expiration Date	September 2024	July 2024
Type of financing	September 2018 Public Offering	July 2019 Public Offering
Exercise Price Range Two [Member]
Offsetting Assets [Line Items]
Exercise Price	$ 224.00	$ 20.00	[1]
Grand Total Number of Shares Underlying Warrants	4,092	879		4,092
Expiration Date	July 2024	September 2024		July 2024
Type of financing	July 2019 Public Offering	September 2018 Public Offering		July 2019 Public Offering
Exercise Price Range Three [Member]
Offsetting Assets [Line Items]
Exercise Price	$ 28.00	$ 28.00		$ 29.76
Grand Total Number of Shares Underlying Warrants	57,230	57,230		879
Expiration Date	November 2025	November 2025		September 2024
Type of financing	November 2020 Public Offering	November 2020 Public Offering		September 2018 Public Offering
Exercise Price Range Four [Member]
Offsetting Assets [Line Items]
Exercise Price	$ 56.00	$ 56.00
Grand Total Number of Shares Underlying Warrants	140,552	140,552
Expiration Date	April 2026	April 2026
Type of financing	April 2021 Registered Direct Offering (Accompanying Warrants)	April 2021 Registered Direct Offering (Accompanying Warrants)
Exercise Price Range Five [Member]
Offsetting Assets [Line Items]
Exercise Price	$ 56.00	$ 56.00
Grand Total Number of Shares Underlying Warrants	175,065	175,065
Expiration Date	5 years after the date such warrants become exercisable, if ever	5 years after the date such warrants become exercisable, if ever
Type of financing	April 2021 Private Placement (Private Placement Warrants)	April 2021 Private Placement (Private Placement Warrants

[1]	During the year ended October 31, 2021, the cashless exercise provision of these warrants expired and the exercise price adjusted to $